Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 394,792
Financial liabilities	$ (1,894,474)	304,696	$ (2,734,704)	$ (952,912)
Net asset position		109,048
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(2,696,573)	52,249	(3,321,865)	(1,172,044)
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		252,447
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	12,371,464	18,952	13,332,877	14,444,549
Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	2,368,342	$ 413,744	$ 1,720,475	$ 1,266,005
Peso amounts at exchange rate of Ps.19.3615 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	7,643,770
Financial liabilities	5,899,374
Net asset position	2,111,334
Peso amounts at exchange rate of Ps.19.3615 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	1,011,624
Peso amounts at exchange rate of Ps.19.3615 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	4,887,750
Peso amounts at exchange rate of Ps.19.3615 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	366,938
Peso amounts at exchange rate of Ps.19.3615 [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	8,010,708
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	6,948,882
Financial liabilities	5,363,068
Net asset position	1,919,394
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	919,659
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	4,443,409
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	333,580
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	7,282,462
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	8,408,146
Financial liabilities	6,489,312
Net asset position	2,322,467
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	1,112,788
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	5,376,524
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	403,633
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 8,811,779